Cover	Nov. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2023
Entity File Number	000-30941
Entity Registrant Name	Axcelis Technologies, Inc.
Entity Central Index Key	0001113232
Entity Tax Identification Number	34-1818596
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	108 Cherry Hill Drive
Entity Address, City or Town	Beverly
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01915
City Area Code	978
Local Phone Number	787-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ACLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false